ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable And Accrued Liabilities
[custom:LossOnDebtSettlementNote11]	$ 53,371		$ (887,222)